Note 9 - Share Capital - Common Shares and Warrants (Details) $ in Thousands, $ in Thousands	12 Months Ended					33 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2017 USD ($) shares
Statement Line Items [Line Items]
Balance (as recast –(note 3(b))	$ 7,328	$ 9,840	$ 13,651		$ 25,233
Warrant exercises (in shares) | shares					81,000
Warrant exercises					$ 279
Expiry of Warrants
Option exercises					519
Common shares issued under ATM (b)(ii) (in shares) | shares	10,952,093	10,952,093	3,673,933	3,673,933		20,000,000
Common shares issued under the ATM (note 9(b)(ii))	$ 13,394		$ 5,726		8
Promissory note conversion					342
Common shares under the ATM (b)(ii) (in shares) | shares	10,952,093	10,952,093	3,673,933	3,673,933		20,000,000
Common shares under the ATM (b)(ii)	$ 13,394		$ 5,726		8
Common shares issued under share purchase agreement (b(i))	324
Common shares issued under redemption of restricted share units
Balance (as recast –(note 3(b))	$ 10,202		$ 7,328	$ 9,840	$ 13,651	$ 10,202
Issued capital [member]
Statement Line Items [Line Items]
Balance (in shares) | shares	15,722,000	15,722,000	12,048,000	12,048,000	11,700,000
Balance (as recast –(note 3(b))	$ 218,034		$ 212,308		$ 210,454
Warrant exercises (in shares) | shares					81,000
Warrant exercises					$ 429
Warrant expiry (in shares) | shares
Expiry of Warrants
Option exercises (in shares) | shares					143,000
Option exercises					$ 1,075
Common shares issued under ATM (b)(ii) (in shares) | shares	10,952,000	10,952,000	3,674,000	3,674,000	2,000
Common shares issued under the ATM (note 9(b)(ii))	$ 13,394		$ 5,726		$ 8
Promissory note conversion (in shares) | shares					122,000
Promissory note conversion					$ 342
Common shares under the ATM (b)(ii) (in shares) | shares	10,952,000	10,952,000	3,674,000	3,674,000	2,000
Common shares under the ATM (b)(ii)	$ 13,394		$ 5,726		$ 8
Common shares issued under share purchase agreement (b(i)) (in shares) | shares	678,000	678,000
Common shares issued under share purchase agreement (b(i))	$ 324
Common shares issued under redemption of restricted share units (in shares) | shares	150,000	150,000
Common shares issued under redemption of restricted share units	$ 171
Balance (in shares) | shares	27,502,000	27,502,000	15,722,000	15,722,000	12,048,000	27,502,000
Balance (as recast –(note 3(b))	$ 231,923		$ 218,034		$ 212,308	$ 231,923
Warrants [Member]
Statement Line Items [Line Items]
Balance (in shares) | shares			73,000	73,000	209,000
Balance (as recast –(note 3(b))			$ 85		$ 485
Warrant exercises (in shares) | shares					(81,000)
Warrant exercises					$ (150)
Warrant expiry (in shares) | shares			(73,000)	(73,000)	(55,000)
Expiry of Warrants			$ (85)		$ (250)
Option exercises (in shares) | shares
Option exercises
Common shares issued under ATM (b)(ii) (in shares) | shares
Common shares issued under the ATM (note 9(b)(ii))
Promissory note conversion (in shares) | shares
Promissory note conversion
Common shares under the ATM (b)(ii) (in shares) | shares
Common shares under the ATM (b)(ii)
Common shares issued under share purchase agreement (b(i))
Common shares issued under redemption of restricted share units
Balance (in shares) | shares					73,000
Balance (as recast –(note 3(b))					$ 85